Long Term Debt (Debt Covenants) (Details)	Dec. 31, 2021
Maximum
Debt Instrument [Line Items]
Debt to capital ratio	0.0070
Syndicated credit facilities
Debt Instrument [Line Items]
Debt to capital ratio	0.0057